Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Accruals and reserves	$ 1,375	$ 586
Net operating losses	26,955	20,618
Research and development credits and other	2,643	2,716
Depreciation and amortization	(128)	(4)
Stock-based compensation	397	298
Gross deferred tax assets	31,242	24,214
Less valuation allowance	(30,156)	(18,622)
Total deferred tax assets	1,086	5,592
Deferred tax liabilities
Intangibles and other	(1,000)	(5,814)
Gross deferred tax liabilities	(1,000)	(5,814)
Net deferred tax assets (liabilities)	$ 86	$ 222